UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA FIRST START GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006

[LOGO OF USAA]
    USAA(R)

                         USAA FIRST START
                               GROWTH Fund

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

   Portfolio of Investments                                                 12

   Notes to Portfolio of Investments                                        19

   Financial Statements                                                     21

   Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                             38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]       IS THE WIDENING DIFFERENCE IN OPINION
                                          BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA
INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK B. BARIBEAU]      MARK B. BARIBEAU
                                   Loomis, Sayles & Company, L.P. (Stocks)

[PHOTO OF PAMELA N. CZEKANSKI]   PAMELA N. CZEKANSKI
                                   Loomis, Sayles & Company, L.P. (Stocks)

[PHOTO OF RICHARD SKAGGS]        RICHARD SKAGGS
                                   Loomis, Sayles & Company, L.P. (Stocks)

[PHOTO OF ARNOLD J. ESPE]        ARNOLD J. ESPE, CFA
                                   USAA Investment Management Company
                                  (Bonds and Money Market Instruments)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2006, the USAA First Start Growth Fund had a total return of 8.41%. This compares to a return of 6.41% for the Lipper Large-Cap Growth Funds Average, 6.58% for the Lipper Large-Cap Growth Funds Index, and 3.91% for the Russell 1000 Growth Index.

                 The Fund underwent two important changes in the past six months. On August 1, 2005, Loomis, Sayles & Company, L.P. (Loomis Sayles) replaced Marsico Capital Management, LLC as the Fund's equity subadviser. In addition, the Fund's Board of Directors voted to add, beginning on December 1, 2005, a fixed-income component to the Fund. Fixed-income investments, typically bonds, tend to avoid the highs and lows of the stock market, and therefore can help reduce the volatility of the Fund.

WHAT LED TO THE STRONG PERFORMANCE IN THE PORTION OF THE FUND MANAGED BY LOOMIS SAYLES?

                 The two dominant stocks in terms of excess return against the Russell 1000 Growth Index were Apple Computer, Inc. and Google, Inc. Apple had a fantastic most recent quarter, because iPod sales exceeded all expectations. In fact, Apple sold 6,500 iPods every hour. Looking ahead, Loomis Sayles believes another important business decision will help Apple; that is, it will transition to using Intel processors in Macintosh, which

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Loomis Sayles expects will reinvigorate sales of Macs. So while iPod and video iPod have driven recent growth, moving ahead Loomis Sayles sees a more balanced contribution between iPod and Macintosh.

                 Google is a bit more complicated. While Loomis Sayles believes it's certainly an amazing company, it has recently reported financial results that were less impressive than Loomis Sayles anticipated. Loomis Sayles is what is known as a growth manager, so when a fast-growing company such as Google stumbles even a little bit, Loomis Sayles re-evaluates its investment. Loomis Sayles's decision so far has been to trim holdings in Google, not sell out completely.

WHAT OTHER AREAS HAD AN IMPACT ON THE PORTION OF THE FUND MANAGED BY LOOMIS SAYLES?

                 Loomis Sayles benefited from strong stock selection in technology, as well as from an overweight position and strong stock selection in financial services. In financial services, the biggest contributors were Legg Mason, Inc., Chicago Mercantile Exchange Holdings, Inc., Lehman Brothers Holdings, Inc., and Moody's Corp. The thing these companies have in common is that, unlike banks and insurance companies that need the Federal Reserve Board to stop raising short-term interest rates in order to increase earnings, they already have strong earnings growth, especially those in the brokerage and investment management businesses.

                 One area where Loomis Sayles had poor performance was in the homebuilding sector, particularly with holdings Toll Brothers, Inc. and KB Home. Even though the housing market remains good, concerns have risen about a possible housing bubble, leading the stocks of both of these companies to peak on July 20, 2005. Loomis Sayles sold out of these positions in the third and fourth quarters of 2005.

                 One other disappointing stock was American Eagle Outfitters, Inc., which reported disappointing revenue growth in the summer, so Loomis Sayles sold the stock.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S THE OUTLOOK AT LOOMIS SAYLES FOR LARGE-CAP GROWTH STOCKS?

                 It is one of cautious optimism. Loomis Sayles continues to find companies that it believes should generate double-digit earnings growth; although as the business cycle extends, it's getting harder to find companies benefiting from cyclical recovery. The bottom line is that we no longer have a rising tide lifting all boats, so stock selection, which Loomis Sayles considers to be its strength, is going to be more important than ever.

HOW DID THE FIXED-INCOME PORTION OF THE FUND, MANAGED DIRECTLY BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO), PERFORM?

                 It did reasonably well. However, IMCO just started on December 1, 2005, so it's still in the process of getting fully invested. It takes time, so the Fund held more U.S. Treasury securities than IMCO would normally have in a diversified fixed-income portfolio.

                 IMCO has been increasing exposure to its two favorite areas of the non-U.S. Treasury part of the bond market, in corporate bonds and commercial mortgage-backed securities (CMBSs). Within corporates, IMCO is finding the most value in real estate investment trusts (REITs) and the bonds of select utilities, insurance, and financial companies. IMCO likes CMBSs because they are paying competitive yields and most have AAA-credit quality.

WHAT'S IMCO'S OUTLOOK FOR THE FIXED-INCOME MARKETS?

                 IMCO is not making any big forecasts about interest rates. IMCO thinks it's important to buy high-quality bonds with competitive yields. IMCO is opportunistic, taking advantage of rising rates to lock in higher rates and using falling rates as an opportunity to take profits.

                 We thank you for your investment and look forward to an excellent 2006.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies that provide goods or services that the Fund's manager believes are familiar to young people. The Fund will invest primarily in U.S. securities and to a limited extent in foreign securities. The remainder of the Fund's assets may be invested in investment-grade fixed-income securities.

--------------------------------------------------------------------------------
                                       1/31/06                   7/31/05
--------------------------------------------------------------------------------
Net Assets                         $253.0 Million            $230.4 Million
Net Asset Value Per Share              $10.81                     $9.99

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*       1 YEAR        5 YEARS      SINCE INCEPTION ON 8/01/97
       8.41%              17.08%         -6.24%                 1.08%

*TOTAL  RETURNS  FOR  PERIODS  OF LESS  THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER LARGE-CAP                        LIPPER LARGE-CAP
                 GROWTH FUNDS        RUSSELL 1000        GROWTH FUNDS        USAA FIRST START
                   AVERAGE           GROWTH INDEX           INDEX              GROWTH FUND
               ---------------       ------------      ----------------      -----------------
08/01/97          $10,000.00          $10,000.00          $10,000.00           $10,000.00
08/31/97            9,578.50            9,414.70            9,454.60             9,470.00
09/30/97           10,109.63            9,877.99            9,976.81             9,930.00
10/31/97            9,744.57            9,512.89            9,630.44             9,590.00
11/30/97            9,918.12            9,916.95            9,844.50             9,860.00
12/31/97           10,052.30           10,028.04            9,978.81             9,980.00
01/31/98           10,186.22           10,327.90           10,155.44            10,250.00
02/28/98           11,010.97           11,104.78           10,930.94            11,300.00
03/31/98           11,519.48           11,547.47           11,439.56            11,630.00
04/30/98           11,698.48           11,707.26           11,631.30            12,000.00
05/31/98           11,385.02           11,375.06           11,371.17            11,590.00
06/30/98           12,046.91           12,071.74           12,022.06            12,280.00
07/31/98           11,925.01           11,991.83           12,016.38            12,270.00
08/31/98            9,953.52           10,192.15           10,053.99            10,300.00
09/30/98           10,663.76           10,975.08           10,785.33            10,773.09
10/31/98           11,344.99           11,857.16           11,480.91            11,851.41
11/30/98           12,124.22           12,759.08           12,269.24            12,667.70
12/31/98           13,398.19           13,909.56           13,618.34            14,018.12
01/31/99           14,263.76           14,726.31           14,502.45            14,693.32
02/28/99           13,691.63           14,053.56           13,907.12            14,380.91
03/31/99           14,479.78           14,793.71           14,697.66            15,338.30
04/30/99           14,616.01           14,812.62           14,747.89            15,388.69
05/31/99           14,202.55           14,357.39           14,259.33            15,066.20
06/30/99           15,187.05           15,363.05           15,250.52            16,164.67
07/31/99           14,741.59           14,874.79           14,771.90            15,560.01
08/31/99           14,714.70           15,117.84           14,774.95            15,267.75
09/30/99           14,629.55           14,800.26           14,625.02            14,792.07
10/31/99           15,637.68           15,917.94           15,746.54            15,419.37
11/30/99           16,587.06           16,776.78           16,524.77            16,026.43
12/31/99           18,722.35           18,521.69           18,359.90            17,078.67
01/31/00           18,079.24           17,653.24           17,622.99            16,319.84
02/29/00           19,547.05           18,516.23           18,549.84            17,078.67
03/31/00           20,505.53           19,841.54           19,851.68            17,999.38
04/30/00           19,263.90           18,897.39           18,315.56            17,645.26
05/31/00           18,162.32           17,945.79           17,261.20            17,230.44
06/30/00           19,437.93           19,305.86           18,402.76            17,857.73
07/31/00           19,031.17           18,501.04           18,029.92            17,361.97
08/31/00           20,695.16           20,176.20           19,589.30            18,717.74
09/30/00           19,359.27           18,267.63           18,095.42            17,260.79
10/31/00           18,414.77           17,403.25           17,138.59            16,380.55
11/30/00           16,062.49           14,837.89           14,839.14            13,770.18
12/31/00           16,216.26           14,368.39           14,746.91            14,276.07
01/31/01           16,561.41           15,361.05           15,176.02            15,125.95
02/28/01           14,318.72           12,753.17           12,826.54            12,363.82
03/31/01           12,987.17           11,365.40           11,493.94            11,008.05
04/30/01           14,280.82           12,802.82           12,727.91            12,424.53
05/31/01           14,158.19           12,614.40           12,631.13            12,151.35
06/30/01           13,704.39           12,322.26           12,267.17            11,847.82
07/31/01           13,244.38           12,014.30           11,827.52            10,997.94
08/31/01           12,207.47           11,031.84           10,928.42             9,955.81
09/30/01           11,024.94            9,930.40            9,829.56             8,225.69
10/31/01           11,427.29           10,451.40           10,237.20             8,883.34
11/30/01           12,422.86           11,455.42           11,175.23             9,712.99
12/31/01           12,498.11           11,433.89           11,227.06             9,621.93
01/31/02           12,187.50           11,231.90           10,973.34             9,429.69
02/28/02           11,696.99           10,765.78           10,519.10             9,136.28
03/31/02           12,171.33           11,138.15           10,942.37             9,520.75
04/30/02           11,405.10           10,229.10           10,213.79             8,832.75
05/31/02           11,176.98            9,981.63           10,027.61             8,751.81
06/30/02           10,269.19            9,058.28            9,211.00             7,851.33
07/31/02            9,456.49            8,560.30            8,517.81             7,122.86
08/31/02            9,488.59            8,585.89            8,564.90             7,122.86
09/30/02            8,656.17            7,695.29            7,735.06             6,869.92
10/31/02            9,310.05            8,401.19            8,330.48             7,132.98
11/30/02            9,710.45            8,857.50            8,675.35             7,082.39
12/31/02            9,032.77            8,245.66            8,070.88             6,768.74
01/31/03            8,847.45            8,045.58            7,884.69             6,667.56
02/28/03            8,761.95            8,008.63            7,799.97             6,586.62
03/31/03            8,920.15            8,157.68            7,946.26             6,788.97
04/30/03            9,552.11            8,760.83            8,528.13             7,143.09
05/31/03           10,050.64            9,198.13            8,945.86             7,527.57
06/30/03           10,135.36            9,324.78            9,019.94             7,659.10
07/31/03           10,401.16            9,556.81            9,281.53             7,962.63
08/31/03           10,640.44            9,794.50            9,509.88             8,154.86
09/30/03           10,426.95            9,689.65            9,307.45             8,104.27
10/31/03           11,052.50           10,233.89            9,872.07             8,660.75
11/30/03           11,144.78           10,341.04            9,966.00             8,630.39
12/31/03           11,475.69           10,698.66           10,246.98             8,711.34
01/31/04           11,678.25           10,917.16           10,443.40             8,761.92
02/29/04           11,738.10           10,986.51           10,488.61             8,903.57
03/31/04           11,602.83           10,782.71           10,371.63             8,923.81
04/30/04           11,352.25           10,657.36           10,138.80             8,670.87
05/31/04           11,574.25           10,856.00           10,322.47             8,751.81
06/30/04           11,755.97           10,991.66           10,470.17             8,812.51
07/31/04           11,064.61           10,370.27            9,851.01             8,367.33
08/31/04           10,973.46           10,319.06            9,781.52             8,468.51
09/30/04           11,212.60           10,417.20           10,010.72             8,802.40
10/31/04           11,382.33           10,579.67           10,131.38             8,741.69
11/30/04           11,864.08           10,943.60           10,583.36             9,207.10
12/31/04           12,312.09           11,372.68           11,010.66             9,702.87
01/31/05           11,883.56           10,993.42           10,631.70             9,358.87
02/28/05           11,936.48           11,110.42           10,701.29             9,429.69
03/31/05           11,732.00           10,907.99           10,506.34             9,308.28
04/30/05           11,467.15           10,700.27           10,277.95             9,277.93
05/31/05           12,076.18           11,217.97           10,848.43             9,652.28
06/30/05           12,094.66           11,176.62           10,870.07             9,763.58
07/31/05           12,659.67           11,722.88           11,416.65            10,107.58
08/31/05           12,521.98           11,571.90           11,294.83             9,945.69
09/30/05           12,657.01           11,625.18           11,430.05            10,198.64
10/31/05           12,562.96           11,512.19           11,356.02            10,168.28
11/30/05           13,133.25           12,008.89           11,875.80            10,653.93
12/31/05           13,112.89           11,971.24           11,845.38            10,745.00
01/31/06           13,513.30           12,181.40           12,168.37            10,957.46

                                   [END CHART]

                       FUND DATA SINCE INCEPTION ON 8/01/97 THROUGH 1/31/06.

                 THE PERFORMANCE OF THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE AND INDEX AND THE RUSSELL 1000 GROWTH INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1997, WHILE THE FUND'S
                 INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

                 o The  Lipper  Large-Cap Growth  Funds  Average  is  an average performance level of all large-capitalization growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Russell 1000(R) Growth Index measures the  performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper  Large-Cap Growth  Funds  Index  tracks  the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                  TOP 10 HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

U.S. Treasury Notes, 4.38%                     7.9%

U.S. Treasury Notes, 4.50%                     5.1%

Apple Computer, Inc.                           3.2%

Legg Mason, Inc.                               2.8%

Genentech, Inc.                                2.6%

Procter & Gamble Co.                           2.5%

Franklin Resources, Inc.                       2.4%

Lehman Brothers Holdings, Inc.                 2.2%

UnitedHealth Group, Inc.                       2.2%

Coach, Inc.                                    2.1%
---------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 SECTOR ASSET ALLOCATION
                        1/31/2006

          [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                           26.2%
Information Technology                               17.6%
Health Care                                          17.0%
U.S. Treasury Securities                             13.0%
Consumer Discretionary                                9.3%
Consumer Staples                                      5.5%
Energy                                                4.5%
Utilities                                             3.5%
Money Market Instruments                              3.0%
Industrials                                           2.0%
Materials                                             0.4%

                     [END CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (69.7%)

            COMMON STOCKS (69.2%)

            APPAREL & ACCESSORIES & LUXURY GOODS (2.1%)
  150,675   Coach, Inc.*                                                                             $  5,417
                                                                                                     --------
            APPAREL RETAIL (1.6%)
   90,600   Chico's FAS, Inc.*                                                                          3,947
                                                                                                     --------
            APPLICATION SOFTWARE (1.0%)
   62,925   Adobe Systems, Inc.                                                                         2,499
                                                                                                     --------
            ASSET MANAGEMENT & CUSTODY BANKS (5.3%)
   62,200   Franklin Resources, Inc.                                                                    6,127
   55,300   Legg Mason, Inc.                                                                            7,172
                                                                                                     --------
                                                                                                       13,299
                                                                                                     --------
            BIOTECHNOLOGY (4.7%)
   32,875   Amgen, Inc.*                                                                                2,396
   75,275   Genentech, Inc.*                                                                            6,468
   48,275   Gilead Sciences, Inc.*                                                                      2,938
                                                                                                     --------
                                                                                                       11,802
                                                                                                     --------
            COMMUNICATIONS EQUIPMENT (5.2%)
  172,550   Corning, Inc.*                                                                              4,202
  190,700   Motorola, Inc.                                                                              4,331
   99,300   QUALCOMM, Inc.                                                                              4,762
                                                                                                     --------
                                                                                                       13,295
                                                                                                     --------
            COMPUTER HARDWARE (5.0%)
  106,200   Apple Computer, Inc.*                                                                       8,019
  148,275   Hewlett-Packard Co.                                                                         4,623
                                                                                                     --------
                                                                                                       12,642
                                                                                                     --------
            CONSUMER FINANCE (0.7%)
   33,900   American Express Co.                                                                        1,778
                                                                                                     --------
            FOOD RETAIL (1.4%)
   47,400   Whole Foods Market, Inc.                                                                    3,501
                                                                                                     --------
            HEALTH CARE EQUIPMENT (2.6%)
   56,850   Medtronic, Inc.                                                                             3,210
   68,000   St. Jude Medical, Inc.*                                                                     3,341
                                                                                                     --------
                                                                                                        6,551
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            HEALTH CARE SERVICES (2.0%)
  100,975   Caremark Rx, Inc.*                                                                       $  4,978
                                                                                                     --------
            HOME ENTERTAINMENT SOFTWARE (0.8%)
  138,733   Activision, Inc.*                                                                           1,989
                                                                                                     --------
            HOME IMPROVEMENT RETAIL (1.6%)
   63,450   Lowe's Companies, Inc.                                                                      4,032
                                                                                                     --------
            HOUSEHOLD PRODUCTS (2.5%)
  107,400   Procter & Gamble Co.                                                                        6,361
                                                                                                     --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (1.5%)
   88,925   Monster Worldwide, Inc.*                                                                    3,794
                                                                                                     --------
            INTERNET RETAIL (2.0%)
  118,000   eBay, Inc.*                                                                                 5,086
                                                                                                     --------
            INTERNET SOFTWARE & SERVICES (3.1%)
    9,725   Google, Inc. "A"*                                                                           4,213
  108,900   Yahoo!, Inc.*                                                                               3,740
                                                                                                     --------
                                                                                                        7,953
                                                                                                     --------
            INVESTMENT BANKING & BROKERAGE (3.7%)
   26,825   Goldman Sachs Group, Inc.                                                                   3,789
   40,475   Lehman Brothers Holdings, Inc.                                                              5,685
                                                                                                     --------
                                                                                                        9,474
                                                                                                     --------
            MANAGED HEALTH CARE (6.9%)
   41,700   Aetna, Inc.                                                                                 4,037
   48,575   Humana, Inc.*                                                                               2,709
   92,600   UnitedHealth Group, Inc.                                                                    5,502
   68,400   WellPoint, Inc.*                                                                            5,253
                                                                                                     --------
                                                                                                       17,501
                                                                                                     --------
            OIL & GAS EQUIPMENT & SERVICES (1.1%)
   70,700   BJ Services Co.                                                                             2,863
                                                                                                     --------
            OIL & GAS EXPLORATION & PRODUCTION (3.0%)
   72,125   Southwestern Energy Co.*                                                                    3,112
   92,100   XTO Energy, Inc.                                                                            4,520
                                                                                                     --------
                                                                                                        7,632
                                                                                                     --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (0.8%)
   33,700   Johnson & Johnson                                                                        $  1,939
                                                                                                     --------
            PUBLISHING (1.0%)
   30,000   Getty Images, Inc.*                                                                         2,450
                                                                                                     --------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (2.0%)
   78,975   CB Richard Ellis Group, Inc. "A"*                                                           4,985
                                                                                                     --------
            SEMICONDUCTORS (2.5%)
   46,350   Broadcom Corp. "A"*                                                                         3,161
   46,300   Marvell Technology Group Ltd.*                                                              3,168
                                                                                                     --------
                                                                                                        6,329
                                                                                                     --------
            SOFT DRINKS (1.6%)
   71,800   PepsiCo, Inc.                                                                               4,106
                                                                                                     --------
            SPECIALIZED FINANCE (3.5%)
   10,750   Chicago Mercantile Exchange Holdings, Inc.                                                  4,550
   68,200   Moody's Corp.                                                                               4,318
                                                                                                     --------
                                                                                                        8,868
                                                                                                     --------
            Total common stocks (cost: $144,094)                                                      175,071
                                                                                                     --------
            PREFERRED STOCKS (0.5%)

            REAL ESTATE INVESTMENT TRUSTS (0.2%)
   20,000   Duke Realty Corp., Series M, 6.95%, perpetual                                                 496
                                                                                                     --------
            REINSURANCE (0.3%)
   20,000   Arch Capital Group Ltd., 8.00%, perpetual (Bermuda)(c)                                        517
   10,000   Endurance Specialty Holdings Ltd., Series A, 7.75%, perpetual                                 247
                                                                                                     --------
                                                                                                          764
                                                                                                     --------
            Total preferred stocks (cost: $1,243)                                                       1,260
                                                                                                     --------
            Total equity securities (cost: $145,337)                                                  176,331
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            BONDS (29.3%)

            CORPORATE OBLIGATIONS (11.1%)

            CONSUMER FINANCE (0.4%)
  $ 1,000   HSBC Finance Corp., Notes                                    5.50%      1/19/2016        $    998
                                                                                                     --------
            DIVERSIFIED CHEMICALS (0.4%)
    1,000   ICI Wilmington, Inc., Notes                                  4.38      12/01/2008             972
                                                                                                     --------
            ELECTRIC UTILITIES (2.2%)
      500   Black Hills Corp., Notes                                     6.50       5/15/2013             508
    1,000   Entergy Louisiana, Inc., First Mortgage Bonds                5.83      11/01/2010           1,001
    1,000   Entergy Mississippi, Inc., First Mortgage Bonds              5.92       2/01/2016             996
      503   Power Contract Financing, Senior Notes(b)                    6.26       2/01/2010             510
    1,000   PPL Energy Supply, LLC, Bonds                                5.70      10/15/2015             989
    1,000   Texas-New Mexico Power Co., Notes                            6.13       6/01/2008           1,014
      500   Virginia Electric Power Co., Senior Notes                    5.40       1/15/2016             496
                                                                                                     --------
                                                                                                        5,514
                                                                                                     --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      750   Ametek, Inc., Senior Notes                                   7.20       7/15/2008             779
                                                                                                     --------
            GAS UTILITIES (0.2%)
      500   Energy Transfer Partners, LP, Senior Notes                   5.95       2/01/2015             502
                                                                                                     --------
            HOME FURNISHINGS (0.2%)
      500   Mohawk Industries, Inc., Senior Notes                        5.75       1/15/2011             503
                                                                                                     --------
            HOMEBUILDING (0.4%)
    1,000   Lennar Corp., Senior Notes                                   7.63       3/01/2009           1,059
                                                                                                     --------
            HOUSEHOLD APPLIANCES (0.2%)
      500   Stanley Works Capital Trust I, Bonds(b,g)                    5.90      12/01/2045             490
                                                                                                     --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    1,000   Constellation Energy Group, Inc., Notes                      7.60       4/01/2032           1,198
                                                                                                     --------
            LIFE & HEALTH INSURANCE (0.5%)
    1,000   Prudential Holdings, LLC, Bonds(b)                           8.70      12/18/2023           1,257
                                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.8%)
  $ 1,000   Assurant, Inc., Notes                                        5.63%      2/15/2014        $  1,004
    1,000   ILFC E-Capital Trust I, Bonds(b,g)                           5.90      12/21/2065           1,003
                                                                                                     --------
                                                                                                        2,007
                                                                                                     --------
            MULTI-UTILITIES (0.6%)
    1,000   Northwestern Corp.(b)                                        7.30      12/01/2006           1,016
      500   Oil Casualty Insurance Ltd.,
               Subordinated Debentures(b)                                8.00       9/15/2034             505
                                                                                                     --------
                                                                                                        1,521
                                                                                                     --------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
      500   Seacor Holdings, Inc., Senior Notes                          5.88      10/01/2012             482
                                                                                                     --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    1,000   Citigroup, Inc., Notes                                       7.25      10/01/2010           1,087
                                                                                                     --------
            PROPERTY & CASUALTY INSURANCE (1.0%)
    1,000   Berkshire Hathaway Finance Corp., Senior Notes               4.85       1/15/2015             976
      500   Markel Corp., Senior Notes                                   6.80       2/15/2013             522
      500   Markel Corp., Senior Notes                                   7.35       8/15/2034             534
      500   Ohio Casualty Corp., Notes                                   7.30       6/15/2014             534
                                                                                                     --------
                                                                                                        2,566
                                                                                                     --------
            PUBLISHING (0.2%)
      500   Scholastic Corp., Notes                                      5.00       4/15/2013             451
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (1.2%)
      500   Brandywine Operating Partnership, LP, Notes                  5.63      12/15/2010             500
      500   Carramerica Realty Corp., Notes                              5.50      12/15/2010             498
    1,000   ERP Operating, LP, Senior Notes                              5.38       8/01/2016             991
    1,000   Mack-Cali Realty, LP, Notes                                  5.25       1/15/2012             990
                                                                                                     --------
                                                                                                        2,979
                                                                                                     --------
            REGIONAL BANKS (0.6%)
    1,000   Fulton Capital Trust I, Notes                                6.29       2/01/2036             991
      500   Popular North America Capital Trust I, Bonds                 6.56       9/15/2034             503
                                                                                                     --------
                                                                                                        1,494
                                                                                                     --------
            THRIFTS & MORTGAGE FINANCE (0.6%)
    1,000   Countrywide Financial Corp., MTN, Series A, Bonds            4.50       6/15/2010             970
      710   Washington Mutual, Inc., Subordinated Notes                  4.63       4/01/2014             663
                                                                                                     --------
                                                                                                        1,633
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            TRUCKING (0.2%)
  $   500   Roadway Corp., Senior Notes                                  8.25%     12/01/2008        $    531
                                                                                                     --------
            Total corporate obligations (cost: $28,181)                                                28,023
                                                                                                     --------
            EURODOLLAR AND YANKEE OBLIGATIONS (1.1%)(e)

            DIVERSIFIED BANKS (0.7%)
    1,000   BOI Capital Funding Number 2, LP,
               Guaranteed Bonds (Ireland)(b)                             5.57       2/01/2016             993
      880   Nordea Bank AB, Subordinated Notes
               (Sweden)(b,g)                                             5.42      12/29/2049             866
                                                                                                     --------
                                                                                                        1,859
                                                                                                     --------
            INTEGRATED OIL & GAS (0.2%)
      500   PEMEX Finance Ltd., Notes (Mexico)                           9.03       2/15/2011             545
                                                                                                     --------
            REINSURANCE (0.2%)
      500   Platinum Underwriters Finance, Inc.,
               Notes (Bermuda)                                           7.50       6/01/2017             511
                                                                                                     --------
            Total Eurodollar and Yankee obligations (cost: $2,927)                                      2,915
                                                                                                     --------
            ASSET-BACKED SECURITIES (0.8%)

            ASSET-BACKED FINANCING
      490   Aerco Ltd., Series 2A, Class A4(b)                           4.99(f)    7/15/2025             471
      500   Bank One Issuance Trust, Notes,
               Series 2003, Class C-3                                    4.77       2/16/2016             482
    1,000   Capital One Multi-Asset Execution Trust,
               Series 2004-C1, Class C1                                  3.40      11/16/2009             984
                                                                                                     --------
            Total asset-backed securities (cost: $1,944)                                                1,937
                                                                                                     --------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (3.3%)

    1,000   Commercial Mortgage Asset Trust,
               Series 1999-C1, Class A4                                  6.98       1/17/2032           1,100
    1,000   First Union National Bank Commercial
               Mortgage Trust, Series 1999-C4, Class A2                  7.39      12/15/2031           1,071
    1,000   GE Capital Commercial Mortgage Corp.,
               Series 2001-3, Class A2                                   6.07       6/10/2038           1,044

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,000   GS Mortgage Securities Corp. II,
               Series 2001-GL3A, Class A2                                6.45%      8/05/2018         $ 1,059
    1,000   JP Morgan Chase Commercial Mortgage
               Securities, Series 2005-CB12, Class A3A1                  4.82       9/12/2037             981
    1,000   LB-UBS Commercial Mortgage Trust,
               Series 2002-C4, Class A5                                  4.85       9/15/2031             980
    1,000   Prudential Mortgage Capital Funding, LLC,
               Series 2001-ROCK, Class B                                 6.76       5/10/2034           1,073
    1,000   Wachovia Bank Commercial Mortgage Trust,
               Series 2005-C19, Class A5                                 4.66       5/15/2044             964
                                                                                                     --------
            Total commercial mortgage-backed securities (cost: $8,290)                                  8,272
                                                                                                     --------
            U.S. TREASURY SECURITIES (13.0%)

            NOTES
   20,000   4.38%, 11/15/2008(d)                                                                       19,947
   13,000   4.50%, 11/15/2010                                                                          12,999
                                                                                                     --------
            Total U.S. Treasury securities (cost: $33,021)                                             32,946
                                                                                                     --------
            Total bonds (cost: $74,363)                                                                74,093
                                                                                                     --------
            MONEY MARKET INSTRUMENTS (3.0%)

            COMMERCIAL PAPER (2.5%)
            -----------------------
            DIVERSIFIED CAPITAL MARKETS (1.4%)
    3,650   UBS Finance, Delaware LLC                                    4.47       2/01/2006           3,650
                                                                                                     --------
            THRIFTS & MORTGAGE FINANCE (1.1%)
    2,674   Countrywide Financial Corp.                                  4.50       2/01/2006           2,674
                                                                                                     --------
                                                                                                        6,324
                                                                                                     --------

   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.5%)
            -------------------------
1,322,523   SSgA Prime Money Market Fund                                 4.30(a)            -           1,323
                                                                                                     --------
            Total money market instruments (cost: $7,647)                                               7,647
                                                                                                     --------

            TOTAL INVESTMENTS (COST: $227,347)                                                       $258,071
                                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

          (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

          (c) At January 31, 2006, the aggregate market value of securities purchased on a when-issued basis was $517,000.

          (d) At January 31, 2006, portions of these securities were segregated to cover when-issued purchases.

          (e) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          (f) Variable-rate  or  floating-rate   security  -  interest  rate  is
              adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

          (g) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

          * Non-income-producing security for the 12 months preceding January 31, 2006.

          PORTFOLIO DESCRIPTION ABBREVIATIONS

          MTN     Medium-Term Note

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $227,347)                                           $258,071
   Cash                                                                              1
   Receivables:
      Capital shares sold                                                          146
      Dividends and interest                                                       773
      Securities sold                                                            1,717
      USAA Investment Management Company (Note 7D)                                 474
                                                                              --------
         Total assets                                                          261,182
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $500)                                 7,804
      Capital shares redeemed                                                      115
   Accrued management fees                                                         168
   Accrued transfer agent's fees                                                     3
   Other accrued expenses and payables                                              53
                                                                              --------
         Total liabilities                                                       8,143
                                                                              --------
            Net assets applicable to capital shares outstanding               $253,039
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $284,243
   Accumulated undistributed net investment loss                                  (563)
   Accumulated net realized loss on investments                                (61,365)
   Net unrealized appreciation of investments                                   30,724
                                                                              --------
            Net assets applicable to capital shares outstanding               $253,039
                                                                              ========
   Capital shares outstanding                                                   23,404
                                                                              ========
   Authorized shares of $.01 par value                                          95,000
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  10.81
                                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                      $    534
   Interest                                                                  620
                                                                        --------
      Total income                                                         1,154
                                                                        --------
EXPENSES
   Management fees                                                           932
   Administration and servicing fees                                         180
   Transfer agent's fees                                                   1,225
   Custodian's fees                                                           51
   Postage                                                                   122
   Shareholder reporting fees                                                 34
   Directors' fees                                                             3
   Registration fees                                                          12
   Professional fees                                                          27
   Other                                                                       4
                                                                        --------
      Total expenses                                                       2,590
   Expenses paid indirectly                                                  (22)
   Expenses reimbursed                                                      (851)
                                                                        --------
      Net expenses                                                         1,717
                                                                        --------
NET INVESTMENT LOSS                                                         (563)
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
      Investments                                                         46,825
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        (27,242)
                                                                        --------
         Net realized and unrealized gain                                 19,583
                                                                        --------
Increase in net assets resulting from operations                        $ 19,020
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005

                                                                      1/31/2006     7/31/2005
                                                                     ------------------------
FROM OPERATIONS
   Net investment loss                                               $   (563)       $   (684)
   Net realized gain on investments                                    46,825           5,344
   Net realized loss on foreign currency transactions                       -              (3)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     (27,242)         34,727
      Foreign currency translations                                         -               1
                                                                     ------------------------
         Increase in net assets resulting from operations              19,020          39,385
                                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           18,795          32,860
   Cost of shares redeemed                                            (15,156)        (30,810)
                                                                     ------------------------
      Increase in net assets from capital share transactions            3,639           2,050
                                                                     ------------------------
Net increase in net assets                                             22,659          41,435

NET ASSETS
   Beginning of period                                                230,380         188,945
                                                                     ------------------------
   End of period                                                     $253,039        $230,380
                                                                     ========================
Accumulated undistributed net investment loss:
   End of period                                                     $   (563)       $      -
                                                                     ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          1,825           3,588
   Shares redeemed                                                     (1,475)         (3,368)
                                                                     ------------------------
      Increase in shares outstanding                                      350             220
                                                                     ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

              A. SECURITY VALUATION - The value of each  security is  determined
                 (as of  the  close of  trading on  the New  York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities,  including  exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities  trading in  various foreign  markets  may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                    between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in  open-end  investment  companies, other  than
                    ETFs, are valued at their NAV at the end of each business day.

                 4. Debt  securities  purchased  with original  maturities of 60
                    days  or  less  are   valued  at   amortized   cost,   which
                    approximates market value.

                 5. Repurchase agreements are valued at cost, which approximates market value.

                 6. Other  debt  securities  are  valued  each day by a  pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                    representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 7. Securities  for  which  market  quotations  are not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

              B. FEDERAL  TAXES  - The  Fund's  policy  is to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the  securities  are  purchased  or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES  PURCHASED  ON A  WHEN-ISSUED  BASIS - Delivery  and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2006, the outstanding when-issued commitments, including interest purchased, for the Fund were $500,000.

              E. REPURCHASE  AGREEMENTS  - The Fund may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                 to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2006, the Fund did not invest in any repurchase agreements.

              F. FOREIGN  CURRENCY  TRANSLATIONS  - The  Fund's  assets  may  be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales  of securities, income,  and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                 gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              G. EXPENSES   PAID   INDIRECTLY  -  A  portion  of  the  brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $21,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $22,000.

              H. INDEMNIFICATIONS   -   Under   the   Company's   organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              I. USE OF ESTIMATES - The  preparation of financial  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA  funds  that are  party to the loan  agreement  are  assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2005, the Fund had capital loss carryovers of $107,774,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                   CAPITAL LOSS CARRYOVERS
          ---------------------------------------
             EXPIRES                    BALANCE
          ------------               ------------
          2009                   $  1,898,000
          2010                     64,833,000
          2011                     41,043,000
                                   ------------
                            Total  $107,774,000
                                   ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $354,658,000 and $348,237,000, respectively.

          As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $32,187,000 and $1,463,000, respectively, resulting in net unrealized appreciation of $30,724,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2006, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The
          Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2006, the Fund had no securities on loan.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager  provides  investment  management services to the Fund pursuant to an Investment

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                 Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The
                 Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

                 of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $932,000, which includes a performance adjustment of $32,000 that increased the base management fee of 0.75% by 0.03%.

              B. SUBADVISORY  ARRANGEMENTS  - The Manager  has  entered  into an investment subadvisory agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles), under which Loomis Sayles directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles manages. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $215,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              C. ADMINISTRATION  AND  SERVICING  FEES  -  The  Manager  provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $180,000.

                 In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

              D. EXPENSE  LIMITATION  - The  Manager has  voluntarily  agreed to limit the Fund's annual operating expenses to 1.45% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2006, the Fund incurred reimbursable expenses of $851,000, of which $474,000 was receivable from the Manager.

              E. TRANSFER  AGENT'S FEES - USAA Transfer  Agency  Company,  d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,225,000.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

              F. UNDERWRITING   SERVICES  -  The  Manager   provides   exclusive
                 underwriting  and  distribution  of  the  Fund's  shares  on  a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                        JANUARY 31,                                YEAR ENDED JULY 31,
                                      ----------------------------------------------------------------------------------------
                                          2006            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period                 $   9.99        $   8.27        $   7.87        $   7.04        $  10.87        $  17.17
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss(a)                  (.02)           (.03)           (.04)           (.05)           (.07)           (.16)
  Net realized and unrealized
    gain (loss)(a)                         .84            1.75             .44             .88           (3.76)          (6.14)
                                      ----------------------------------------------------------------------------------------
Total from investment operations(a)        .82            1.72             .40             .83           (3.83)          (6.30)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $  10.81        $   9.99        $   8.27        $   7.87        $   7.04        $  10.87
                                      ========================================================================================
Total return (%)*                         8.21           20.80            5.08           11.79          (35.23)         (36.66)
Net assets at end of period (000)     $253,039        $230,380        $188,945        $166,096        $129,167        $185,843
Ratio of expenses to average
  net assets (%)**(c,d)                   1.45(b)         1.45            1.45            1.45            1.45            1.65
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**(c)                 2.16(b)         2.31            2.41            3.17            3.02            2.18
Ratio of net investment
  loss to average
  net assets (%)**                        (.47)(b)        (.33)           (.50)           (.66)           (.75)          (1.17)
Portfolio turnover (%)                  149.51           75.20           83.82          118.90          158.95           59.27

 *  Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the six-month period ended January 31, 2006, average net assets were $238,164,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2006, average shares were 23,206,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.02%)          (.01%)          (.04%)          (.03%)          (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.45% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.65%.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2006 (UNAUDITED)

          Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                       BEGINNING            ENDING               DURING PERIOD*
                                     ACCOUNT VALUE       ACCOUNT VALUE          AUGUST 1, 2005 -
                                    AUGUST 1, 2005      JANUARY 31, 2006        JANUARY 31, 2006
                                    ------------------------------------------------------------
Actual                                $1,000.00             $1,082.10                 $7.51
Hypothetical
  (5% return before expenses)          1,000.00              1,017.99                  7.28

          *Expenses are equal to the Fund's annualized expense ratio of 1.43%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.21% for the six-month period of August 1, 2005, through January 31, 2006.

40

 N O T E S
==========----------------------------------------------------------------------

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            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31703-0306                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.